Restructuring (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of restructuring reserve by type of cost
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Contract Termination Charges	Other Restructuring Costs	Total
Liability balance as of January 1, 2016	$—	$—	$—	$—
Expenses	20,476	8,074	5,798	34,348
Cash distributions	(16,621)	(6,413)	(5,798)	(28,832)
Liability balance as of January 1, 2017	$3,855	$1,661	$—	$5,516
Cash distributions	(3,855)	(1,208)	—	(5,063)
Liability balance as of December 31, 2017	$—	$453	$—	$453
Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2016	$5,353	$6,910	$12,263
Cash distributions	(5,353)	(1,406)	(6,759)
Liability balance as of January 1, 2017	$—	$5,504	$5,504
Expenses	—	1,058	1,058
Cash distributions	—	(1,937)	(1,937)
Liability balance as of December 31, 2017	$—	$4,625	$4,625
Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2017	$—	$—	$—
Expenses	29,553	13,724	43,277
Cash distributions	(6,578)	(12,114)	(18,692)
Liability balance as of December 31, 2017	$22,975	$1,610	$24,585
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$—
Expenses	16,983
Cash distributions	(7,044)
Liability balance as of January 1, 2017	$9,939
Expenses	984
Cash distributions	(10,672)
Liability balance as of December 31, 2017	$251
Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$17,914
Expenses	5,010
Cash distributions	(19,655)
Liability balance as of January 1, 2017	$3,269
Expenses	63
Cash distributions	(3,332)
Liability balance as of December 31, 2017	$—
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Contract Termination Charges	Total
Liability balance as of January 1, 2016	$—	$—	$—
Expenses	16,544	5,224	21,768
Cash distributions	—	—	—
Liability balance as of January 1, 2017	$16,544	$5,224	$21,768
Cash distributions	(16,544)	(5,224)	(21,768)
Liability balance as of December 31, 2017	$—	$—	$—
Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

2017
Liability balance as of January 1, 2017	$—
Expenses	15,072
Cash distributions	(12,391)
Liability balance as of December 31, 2017	$2,681